Baird MidCap Fund
Schedule of Investments, September 30, 2021 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
HEICO Corp.	294,991	$38,900,463	1.6%
Banks
Pinnacle Financial Partners, Inc.	503,108	47,332,401	1.9%
Building Products
Advanced Drainage Systems, Inc.	339,715	36,746,971	1.5%
Trex Co., Inc. (1)	371,817	37,899,307	1.6%
		74,646,278	3.1%
Capital Markets
MSCI, Inc.	77,316	47,034,415	1.9%
Commercial Services & Supplies
Copart, Inc. (1)	362,873	50,337,743	2.1%
Distributors
Pool Corp.	134,661	58,498,085	2.4%
Electrical Equipment
Generac Holdings, Inc. (1)	148,261	60,589,823	2.5%
Rockwell Automation, Inc.	98,269	28,895,017	1.2%
		89,484,840	3.7%
Electronic Equipment, Instruments & Components
CDW Corp.	309,633	56,359,399	2.3%
Keysight Technologies, Inc. (1)	328,626	53,989,965	2.2%
		110,349,364	4.5%
Food Products
Lamb Weston Holdings, Inc.	587,960	36,083,105	1.5%
Health Care Equipment & Supplies
Align Technology, Inc. (1)	55,996	37,261,418	1.5%
Cooper Cos., Inc.	70,271	29,043,707	1.2%
DexCom, Inc. (1)	122,591	67,040,114	2.7%
IDEXX Laboratories, Inc. (1)	71,803	44,654,286	1.8%
Insulet Corp. (1)	167,192	47,520,982	1.9%
ResMed, Inc.	191,453	50,457,438	2.1%
		275,977,945	11.2%
Health Care Technology
Veeva Systems, Inc. (1)	166,763	48,056,094	2.0%
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. (1)	30,571	55,563,404	2.3%
Household Durables
DR Horton, Inc.	355,705	29,868,549	1.2%
Interactive Media & Services
Match Group, Inc. (1)	161,556	25,362,676	1.0%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	153,959	32,017,314	1.3%
IT Services
Broadridge Financial Solutions, Inc.	214,673	35,773,109	1.4%
EPAM Systems, Inc. (1)	82,156	46,868,355	1.9%
Euronet Worldwide, Inc. (1)	270,363	34,411,803	1.4%
Globant SA (1)	110,155	30,954,656	1.3%
VeriSign, Inc. (1)	163,884	33,597,859	1.4%
		181,605,782	7.4%
Life Sciences Tools & Services
ICON PLC (1)(2)	209,588	54,916,248	2.3%
Repligen Corp. (1)	190,534	55,062,420	2.3%
		109,978,668	4.6%
Machinery
Graco, Inc.	478,786	33,500,657	1.4%
IDEX Corp.	159,657	33,041,016	1.4%
Ingersoll Rand, Inc. (1)	744,921	37,551,468	1.5%
RBC Bearings, Inc. (1)	160,392	34,035,182	1.4%
		138,128,323	5.7%
Pharmaceuticals
Catalent, Inc. (1)	363,240	48,336,347	2.0%
Jazz Pharmaceuticals PLC (1)	130,372	16,975,738	0.7%
		65,312,085	2.7%
Professional Services
CoStar Group, Inc. (1)	423,341	36,432,726	1.5%
TransUnion	414,887	46,595,959	1.9%
		83,028,685	3.4%
Road & Rail
J.B. Hunt Transport Services, Inc.	183,918	30,754,768	1.3%
Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp. (1)	525,776	33,991,419	1.4%
Microchip Technology, Inc.	349,211	53,600,396	2.2%
Monolithic Power Systems, Inc.	133,068	64,495,398	2.6%
		152,087,213	6.2%
Software
ANSYS, Inc. (1)	124,123	42,257,675	1.7%
Cadence Design System, Inc. (1)	334,691	50,685,605	2.1%
NCR Corp. (1)	800,428	31,024,589	1.3%
Paycom Software, Inc. (1)	134,232	66,545,514	2.7%
PTC, Inc. (1)	300,873	36,041,577	1.5%
Synopsys, Inc. (1)	171,665	51,398,218	2.1%
Tyler Technologies, Inc. (1)	105,315	48,302,725	2.0%
		326,255,903	13.4%
Specialty Retail
Five Below, Inc. (1)	318,578	56,327,776	2.3%
Floor & Decor Holdings, Inc. (1)	358,707	43,328,219	1.8%
Tractor Supply Co.	288,313	58,415,097	2.4%
Williams-Sonoma, Inc.	222,882	39,523,665	1.6%
		197,594,757	8.1%
Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp. (1)	65,492	23,590,218	1.0%
Trading Companies & Distributors
Fastenal Co.	664,664	34,303,309	1.4%
Total Common Stocks		2,362,152,387	96.9%
(Cost $1,359,834,154)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.03% (3)	91,203,469	91,203,469	3.7%
Total Short-Term Investment		91,203,469	3.7%
(Cost $91,203,469)
Total Investments		2,453,355,856	100.6%
(Cost $1,451,037,623)
Liabilities in Excess of Other Assets		(14,221,942)	(0.6)%
TOTAL NET ASSETS		$2,439,133,914	100.0%

Notes to Schedule of Investments
(1) Non-Income Producing.
(2) Foreign Security.
(3) Seven-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$2,362,152,387	$–	$–	$2,362,152,387
Total Equity	2,362,152,387	–	–	2,362,152,387
Short-Term Investment
Money Market Mutual Fund	91,203,469	–	–	91,203,469
Total Short-Term Investment	91,203,469	–	–	91,203,469
Total Investments*	$2,453,355,856	$–	$–	$2,453,355,856

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.